COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Schedule of the future minimum lease payments
2015					$ 45,865
2016					37,925
2017					37,200
2018					37,200
Rent expense	$ 37,719	$ 11,303	$ 76,021	$ 25,413	$ 71,231	$ 30,503